Share-based awards- Share options (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 $ / shares	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥) shares
Additional disclosure
Share-based compensation expense | ¥		¥ 16,082		¥ 13,028		¥ 2,844
Options
Number of share options
Outstanding at beginning of year		21,339,410
Granted		5,159,400
Exercised		(3,091,919)
Cancelled/forfeited/expired		(5,699,563)
Outstanding at end of year		17,707,328		21,339,410
Vested and exercisable							4,062,743
Vested and expected to vest							17,255,700
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 42.29
Granted | $ / shares	81.55
Exercised | $ / shares	15.23
Cancelled/forfeited/expired | $ / shares	54.99
Outstanding at end of year | $ / shares	54.37		$ 42.29
Vested and exercisable | $ / shares	50.21
Vested and expected to vest | $ / shares	54.68
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding		5 years 7 months 6 days		6 years
Weighted average remaining contractual life, vested and exercisable		5 years 9 months 18 days
Weighted average remaining contractual life, vested and expected to vest		5 years 9 months 18 days
Additional disclosure
Unvested options early exercised							2,699,250
Aggregate intrinsic value of all outstanding options | ¥							¥ 2,964
Aggregate intrinsic value of options that were vested and exercisable | ¥							757
Aggregate intrinsic value of options that were vested and expected to vest | ¥							2,801
Weighted average grant date fair value of share options | $ / shares	$ 28.65		$ 23.07		$ 6.14
Total grant date fair value of options vested | ¥		¥ 602		¥ 134		123
Aggregate intrinsic value of share options exercised | ¥		556		488		1,698
Cash received from option exercises under the share option plans | ¥		693		313		1,543
Share-based compensation expense | ¥		¥ 578		¥ 1,152		¥ 417
Fair value assumptions
Risk-free interest rate, minimum		1.24%		1.38%		0.69%
Risk-free interest rate, maximum		1.79%		1.99%		1.52%
Expected dividend yield		0.00%		0.00%		0.00%
Expected volatility, minimum		33.40%		35.00%		37.00%
Expected volatility, maximum		35.70%		40.80%		39.30%
Unamortized compensation costs | ¥							¥ 1,021
Weighted average period over which unamortized compensation costs expected be recognized		2 years 9 months 18 days
Minimum | Options
Fair value assumptions
Expected life (years)		4 years 3 months		4 years 3 months		4 years 3 months
Maximum | Options
Fair value assumptions
Expected life (years)		5 years 9 months		5 years 9 months		4 years 4 months 17 days
Non-employees | Options
Number of share options
Outstanding at beginning of year		605,340
Outstanding at end of year		384,116		605,340